ANNUAL REPORT
AUGUST 31, 1999


TEMPLETON GLOBAL
REAL ESTATE FUND


[LOGO(R)]
FRANKLIN(R) TEMPLETON(R)


PAGE


[SEAL] FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS

PAGE

[PHOTO OF JEFFREY A. EVERETT APPEARS HERE]

JEFFREY A. EVERETT, CFA
Portfolio Manager
Templeton Global Real
  Estate Fund



Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


PAGE



SHAREHOLDER LETTER

Dear Shareholder:

On September 23, 1999, Templeton Global Real Estate Fund merged into Franklin Real Estate Securities Fund, a series of Franklin Real Estate Securities Trust. Therefore, this report, which covers the 12 months ended August 31, 1999, will be the final one you receive for Templeton Global Real Estate Fund.

During the six months from September 1998 through February 1999, the real estate sector underperformed most other sectors of the global equity markets. However, in the subsequent six-month period, the performance of many real estate securities improved significantly as investors, who had overlooked factors such as asset price increases and rent growth, demonstrated renewed interest in the sector. Within this environment, Class A shares of Templeton Global Real Estate Fund, which had its largest concentration of holdings in the U.S., Europe and Hong Kong, posted a 14.55% one-year cumulative total return, as shown in the Performance Summary on page 3.

We would like to take this chance to say thank you for your participation in Templeton Global Real Estate Fund, and for giving us the opportunity to serve you.

Sincerely,

/s/JEFFREY A. EVERETT

Jeffrey A. Everett
Portfolio Manager
Templeton Global Real Estate Fund


CONTENTS

Shareholder Letter .....       1

Performance Summary ....       2

Financial Highlights &
Statement of Investments       6

Financial Statements ...      10

Notes to
Financial Statements ...      13

Independent
Auditor's Report .......      17

Tax Designation ........      18

Change in
Independent Auditor ....      19

[PYRAMID GRAPHIC]

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 8 of this report.

PAGE



CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1plan, which affects subsequent performance.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 8/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         8/31/99   8/31/98
---------------------------------------------------------------
Net Asset Value                +$1.30         $14.00    $12.70


                               DISTRIBUTIONS (9/1/98 - 8/31/99)
                               --------------------------------
Dividend Income                $0.5100

Long-Term Capital Gain         $0.0100

    TOTAL                      $0.5200



CLASS C                        CHANGE         8/31/99   8/31/98
---------------------------------------------------------------
Net Asset Value                +$1.32         $13.87    $12.55


                               DISTRIBUTIONS (9/1/98 - 8/31/99)
                               --------------------------------
Dividend Income                $0.3814

Long-Term Capital Gain         $0.0100


    TOTAL                      $0.3914


Templeton Global Real Estate Fund paid distributions derived from long-term capital gains of 1.0 cent ($0.01) per share in December, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

2                          Past performance is not predictive of future results.

PAGE



PERFORMANCE


                                                                     INCEPTION
CLASS A                               1-YEAR          5-YEAR         (9/12/89)
------------------------------------------------------------------------------
Cumulative Total Return(1)              14.55%         18.22%         90.08%

Average Annual Total Return(2)           8.00%          2.19%          6.02%

Value of $10,000 Investment(3)        $10,800        $11,142        $17,915


                             8/31/95   8/31/96    8/31/97   8/31/98   8/31/99
-------------------------------------------------------------------------------
One-Year Total Return(4)     -1.74%     7.48%     22.06%    -19.94%    14.55%

                                                                    INCEPTION
CLASS C                               1-YEAR          3-YEAR         (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)              13.78%          9.41%         25.50%

Average Annual Total Return(2)          11.63%          2.70%          5.14%

Value of $10,000 Investment(3)        $11,163        $10,830        $12,428

                                       8/31/96   8/31/97    8/31/98   8/31/99
-------------------------------------------------------------------------------
One-Year Total Return(4)                6.69%     21.12%    -20.61%    13.78%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.                          3

PAGE



AVERAGE ANNUAL TOTAL RETURN
8/31/99


CLASS A
-----------------------------------
1-Year                        8.00%
5-Year                        2.19%
Since Inception (9/12/89)     6.02%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charges, Fund expenses, account fees, and reinvested distributions.

CLASS A
Total Return Index Comparison
$10,000 Investment (9/12/89-8/31/99)


The  following  line graph  compares the  performance  of Templeton  Global Real
Estate Fund's Class A shares with that of the Morgan Stanley Capital International World Index and the Consumer Price Index, based on a $10,000 investment from 9/12/89 - 8/31/99.


                 TEMPLETON      MSCI WORLD        CPI
                GLOBAL REAL       INDEX
              ESTATE FUND - A*
----------------------------------------------------------
 09/12/1989       $9,425        $10,000        $10,000
 09/30/1989       $9,425        $10,418        $10,019
     Oct-89       $9,369        $10,072        $10,068
     Nov-89       $9,369        $10,476        $10,091
     Dec-89      $9,435        $10,814        $10,106
     Jan-90      $9,102        $10,311        $10,210
     Feb-90      $9,093         $9,870        $10,258
     Mar-90      $9,150         $9,276        $10,315
     Apr-90      $8,827         $9,144        $10,331
     May-90      $9,368        $10,109        $10,355
     Jun-90      $9,549        $10,038        $10,411
     Jul-90      $9,596        $10,131        $10,451
     Aug-90      $8,437         $9,185        $10,547
     Sep-90      $7,800         $8,218        $10,635
     Oct-90      $7,767         $8,987        $10,699
     Nov-90      $7,905         $8,841        $10,723
     Dec-90      $8,200         $9,028        $10,723
     Jan-91      $8,984         $9,360        $10,787
     Feb-91      $9,567        $10,228        $10,803
     Mar-91     $10,009         $9,928        $10,819
     Apr-91     $10,281        $10,007        $10,835
     May-91     $10,381        $10,236        $10,866
     Jun-91     $10,029         $9,605        $10,899
     Jul-91     $10,230        $10,061        $10,915
     Aug-91     $10,110        $10,030        $10,947
     Sep-91     $10,311        $10,295        $10,996
     Oct-91     $10,139        $10,464        $11,011
     Nov-91     $10,003        $10,010        $11,043
     Dec-91     $11,022        $10,740        $11,052
     Jan-92     $11,423        $10,543        $11,068
     Feb-92     $11,296        $10,363        $11,108
     Mar-92     $11,127         $9,877        $11,164
     Apr-92     $11,264        $10,016        $11,180
     May-92     $11,634        $10,416        $11,195
     Jun-92     $11,433        $10,069        $11,236
     Jul-92     $11,264        $10,096        $11,260
     Aug-92     $10,969        $10,344        $11,292
     Sep-92     $11,085        $10,251        $11,323
     Oct-92     $11,197         $9,975        $11,364
     Nov-92     $11,143        $10,156        $11,379
     Dec-92     $11,479        $10,240        $11,372
     Jan-93     $11,905        $10,276        $11,428
     Feb-93     $12,352        $10,521        $11,468
     Mar-93     $13,029        $11,133        $11,509
     Apr-93     $13,149        $11,651        $11,540
     May-93     $13,302        $11,922        $11,556
     Jun-93     $13,193        $11,823        $11,572
     Jul-93     $13,313        $12,069        $11,572
     Aug-93     $13,825        $12,624        $11,604
     Sep-93     $14,033        $12,393        $11,628
     Oct-93     $14,437        $12,736        $11,677
     Nov-93     $14,448        $12,018        $11,685
     Dec-93     $15,265        $12,608        $11,684
     Jan-94     $15,842        $13,442        $11,717
     Feb-94     $15,708        $13,270        $11,757
     Mar-94     $14,943        $12,700        $11,798
     Apr-94     $14,921        $13,095        $11,813
     May-94     $15,010        $13,131        $11,821
     Jun-94     $14,410        $13,097        $11,861
     Jul-94     $14,921        $13,348        $11,892
     Aug-94     $15,154        $13,752        $11,941
     Sep-94     $14,965        $13,393        $11,973
     Oct-94     $14,666        $13,776        $11,982
     Nov-94     $14,152        $13,182        $11,997
     Dec-94     $14,090        $13,312        $11,997
     Jan-95     $13,639        $13,115        $12,045
     Feb-95     $13,808        $13,308        $12,093
     Mar-95     $13,706        $13,952        $12,133
     Apr-95     $13,819        $14,441        $12,173
     May-95     $14,473        $14,567        $12,197
     Jun-95     $14,586        $14,566        $12,221
     Jul-95     $14,902        $15,298        $12,221
     Aug-95     $14,891        $14,959        $12,254
     Sep-95     $15,094        $15,398        $12,277
     Oct-95     $14,673        $15,159        $12,317
     Nov-95     $14,685        $15,688        $12,308
     Dec-95     $14,936        $16,150        $12,300
     Jan-96     $15,365        $16,444        $12,373
     Feb-96     $15,435        $16,547        $12,413
     Mar-96     $15,331        $16,826        $12,477
     Apr-96     $15,551        $17,224        $12,525
     May-96     $15,830        $17,242        $12,549
     Jun-96     $15,784        $17,333        $12,557
     Jul-96     $15,400        $16,724        $12,581
     Aug-96     $16,004        $16,919        $12,605
     Sep-96     $16,376        $17,585        $12,645
     Oct-96     $16,658        $17,710        $12,685
     Nov-96     $17,178        $18,706        $12,709
     Dec-96     $17,992        $18,410        $12,709
     Jan-97     $18,327        $18,634        $12,749
     Feb-97     $18,315        $18,852        $12,787
     Mar-97     $18,123        $18,483        $12,819
     Apr-97     $17,729        $19,090        $12,834
     May-97     $18,662        $20,272        $12,826
     Jun-97     $19,080        $21,285        $12,842
     Jul-97     $19,906        $22,269        $12,857
     Aug-97     $19,535        $20,783        $12,882
     Sep-97     $20,540        $21,915        $12,914
     Oct-97     $18,651        $20,765        $12,946
     Nov-97     $18,784        $21,136        $12,938
     Dec-97     $18,940        $21,397        $12,923
     Jan-98     $18,768        $21,997        $12,946
     Feb-98     $19,654        $23,488        $12,972
     Mar-98     $20,073        $24,483        $12,998
     Apr-98     $19,703        $24,726        $13,021
     May-98     $19,014        $24,420        $13,045
     Jun-98     $18,300        $25,003        $13,060
     Jul-98     $17,536        $24,966        $13,076
     Aug-98     $15,640        $21,641        $13,092
     Sep-98     $16,526        $22,027        $13,107
     Oct-98     $17,238        $24,023        $13,139
     Nov-98     $17,630        $25,455        $13,139
     Dec-98     $17,492        $26,703        $13,131
     Jan-99     $16,661        $27,291        $13,163
     Feb-99     $15,970        $26,568        $13,176
     Mar-99     $16,673        $27,679        $13,216
     Apr-99     $18,273        $28,773        $13,312
     May-99     $18,055        $27,726        $13,312
     Jun-99     $18,708        $29,023        $13,312
     Jul-99     $18,145        $28,940        $13,352
     Aug-99     $17,915        $28,893        $13,384




4                 Past performance is not predictive of future results.

PAGE



CLASS C
Total Return Index Comparison
$10,000 Investment (5/1/95-8/31/99)


The  following  line graph  compares the  performance  of Templeton  Global Real
Estate Fund's Class C chares with that of the Morgan Stanley Capital International World Index and the Consumer Price Index, based on a $10,000 investment from 5/1/95 to 8/31/99.

              Templeton Global  MSCI          CPI
              Real Estate Fund  World
                    - C*          Index
-----------------------------------------------------
05/01/1995         $9,903        $10,000    $10,000
05/31/1995        $10,364        $10,088    $10,020
      Jun-95      $10,437        $10,086    $10,040
      Jul-95      $10,663        $10,593    $10,040
      Aug-95      $10,639        $10,359    $10,067
      Sep-95      $10,784        $10,663    $10,086
      Oct-95      $10,471        $10,497    $10,119
      Nov-95      $10,479        $10,863    $10,112
      Dec-95      $10,652        $11,183    $10,105
      Jan-96      $10,952        $11,387    $10,164
      Feb-96      $10,993        $11,458    $10,197
      Mar-96      $10,910        $11,651    $10,250
      Apr-96      $11,060        $11,927    $10,289
      May-96      $11,251        $11,940    $10,309
      Jun-96      $11,209        $12,002    $10,316
      Jul-96      $10,935        $11,581    $10,335
      Aug-96      $11,359        $11,716    $10,355
      Sep-96      $11,616        $12,177    $10,388
      Oct-96      $11,804        $12,264    $10,421
      Nov-96      $12,167        $12,953    $10,441
      Dec-96      $12,736        $12,748    $10,441
      Jan-97      $12,966        $12,904    $10,473
      Feb-97      $12,958        $13,054    $10,505
      Mar-97      $12,813        $12,799    $10,531
      Apr-97      $12,524        $13,219    $10,544
      May-97      $13,171        $14,038    $10,537
      Jun-97      $13,460        $14,739    $10,550
      Jul-97      $14,031        $15,421    $10,563
      Aug-97      $13,758        $14,392    $10,583
      Sep-97      $14,456        $15,175    $10,609
      Oct-97      $13,120        $14,379    $10,636
      Nov-97      $13,197        $14,636    $10,629
      Dec-97      $13,290        $14,816    $10,617
      Jan-98      $13,168        $15,232    $10,636
      Feb-98      $13,777        $16,265    $10,657
      Mar-98      $14,064        $16,954    $10,678
      Apr-98      $13,803        $17,122    $10,697
      May-98      $13,298        $16,910    $10,717
      Jun-98      $12,794        $17,314    $10,730
      Jul-98      $12,254        $17,288    $10,742
      Aug-98      $10,922        $14,985    $10,755
      Sep-98      $11,532        $15,253    $10,768
      Oct-98      $12,022        $16,635    $10,794
      Nov-98      $12,288        $17,627    $10,794
      Dec-98      $12,177        $18,491    $10,788
      Jan-99      $11,595        $18,898    $10,814
      Feb-99      $11,111        $18,398    $10,825
      Mar-99      $11,604        $19,167    $10,858
      Apr-99      $12,706        $19,925    $10,937
      May-99      $12,553        $19,199    $10,937
      Jun-99      $13,001        $20,098    $10,937
      Jul-99      $12,598        $20,040    $10,969
      Aug-99      $12,428        $20,007    $10,996


AVERAGE ANNUAL TOTAL RETURN
8/31/99

CLASS C
----------------------------------
1-Year                      11.63%
3-Year                       2.70%
Since Inception (5/1/95)     5.14%



*Source: Standard and Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends.

**Source: Consumer Price Index, U.S. Bureau of Labor Statistics (8/31/99). The Consumer Price Index is a commonly used measure of inflation.

One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

Past performance is not predictive of future results.                          5

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Highlights

                                                                               CLASS A
                                                            ----------------------------------------------
                                                                         YEAR ENDED AUGUST 31,
                                                            ----------------------------------------------
                                                             1999+     1998     1997      1996      1995
                                                            ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year .....................     $12.70    $16.33    $13.78    $13.20   $13.66
                                                            -----------------------------------------------
Income from investment operations:
 Net investment income .................................        .38      .46       .39       .31       .39
 Net realized and unrealized gains (losses) ............       1.44    (3.63)     2.58       .64      (.64)
                                                            ----------------------------------------------
Total from investment operations .......................       1.82    (3.17)     2.97       .95      (.25)
                                                            ----------------------------------------------
Less distributions from:
 Net investment income .................................       (.51)    (.33)     (.42)     (.37)     (.21)
 Net realized gains ....................................       (.01)    (.05)       --        --        --
 In excess of net realized gains .......................         --     (.08)       --        --        --
                                                            ----------------------------------------------
Total distributions ....................................       (.52)    (.46)     (.42)     (.37)     (.21)
                                                            ----------------------------------------------
Net asset value, end of year ...........................     $14.00   $12.70    $16.33    $13.78    $13.20
                                                            ==============================================

Total Return* ..........................................      14.55% (19.94)%    22.06%     7.48%    (1.74)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................    $72,691  $97,823  $151,777  $125,875  $130,149
Ratios to average net assets:
 Expenses ..............................................       1.63%    1.45%     1.45%     1.51%     1.55%
 Net investment income .................................       2.78%    2.70%     2.55%     2.73%     3.05%
Portfolio turnover rate ................................       6.89%   23.18%    24.03%    20.07%    38.69%


*Total return does not reflect sales commissions.

+Based on average weighted shares outstanding.


6

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                  -------------------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                  -------------------------------------------------------------------------
                                                    1999++           1998            1997            1996            1995+
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year ..........     $   12.55       $   16.16       $   13.67       $   13.17       $   12.25
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................           .28             .30             .31             .33             .03
 Net realized and unrealized gains (losses) .          1.43           (3.57)           2.52             .52             .89
                                                  -------------------------------------------------------------------------
Total from investment operations ............          1.71           (3.27)           2.83             .85             .92
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.38)           (.21)           (.34)           (.35)             --
 Net realized gains .........................          (.01)           (.05)             --              --              --
 In excess of net realized gains ............            --            (.08)             --              --              --
                                                  -------------------------------------------------------------------------
Total distributions .........................          (.39)           (.34)           (.34)           (.35)             --
                                                  -------------------------------------------------------------------------
Net asset value, end of year ................     $   13.87       $   12.55       $   16.16       $   13.67       $   13.17
                                                  =========================================================================

Total Return* ...............................         13.78%         (20.61)%         21.12%           6.69%           7.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $   3,685       $   6,869       $   8,917       $   5,275       $   1,823
Ratios to average net assets:
 Expenses ...................................          2.35%           2.20%           2.20%           2.26%           2.26%**
 Net investment income ......................          2.06%           1.97%           1.74%           2.20%           1.71%**
Portfolio turnover rate .....................          6.89%          23.18%          24.03%          20.07%          38.69%



*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.

**Annualized.

+For the period May 1, 1995 (effective date) to August 31, 1995.

++Based on average weighted shares outstanding.

                       See notes to financial statements.                      7

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999

                                                                          COUNTRY        SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 78.1%
   BANKING 1.8%
  *Bangkok Bank Public Co. Ltd., fgn. ..............................     Thailand       291,000  $   739,734
   Development Bank of Singapore Ltd., fgn. ........................     Singapore       50,009      573,041
   National Australia Bank Ltd. ....................................     Australia        2,553       38,535
   Shinhan Bank Co. Ltd. ...........................................    South Korea          46          495
                                                                                                 -----------
                                                                                                   1,351,805
                                                                                                 -----------
   BUILDING MATERIALS & COMPONENTS .8%
   Suez Cement Co. .................................................       Egypt         20,900      299,905
   Unione Cementi Marchino Emiliane (Unicem), di Risp ..............       Italy         65,580      292,313
                                                                                                 -----------
                                                                                                     592,218
                                                                                                 -----------
   CONSTRUCTION & HOUSING 1.1%
   Toda Corp. ......................................................       Japan         70,000      384,331
   Wienerberger Baustoffindustrie AG ...............................      Austria        19,200      456,095
                                                                                                 -----------
                                                                                                     840,426
                                                                                                 -----------
   ENERGY SOURCES .5%
   Perez Companc SA, B .............................................     Argentina       70,000      407,441
                                                                                                 -----------
   FINANCIAL SERVICES 1.1%
   Housing Development Finance Corp. Ltd. ..........................       India         68,000      404,238
   Lend Lease Corp. Ltd. ...........................................     Australia       32,945      401,808
                                                                                                 -----------
                                                                                                     806,046
                                                                                                 -----------
   FOREST PRODUCTS & PAPER 1.8%
   St. Joe Co. .....................................................   United States     60,000    1,402,500

   LEISURE & TOURISM 4.1%
   Grand Hotel Holdings Ltd. .......................................     Hong Kong    1,629,000      260,131
   Mandarin Oriental Intl. Ltd. ....................................     Singapore    1,501,000    1,013,175
   Oriental Hotel (Thailand) Public Co. Ltd., fgn. .................     Thailand       108,200      564,203
  *Prime Hospitality Corp. .........................................   United States     37,200      346,425
   Rank Group PLC ..................................................  United Kingdom    229,606      954,369
                                                                                                 -----------
                                                                                                   3,138,303
                                                                                                 -----------
   MERCHANDISING .5%
   Wessel & Vett, Theodore AS ......................................      Denmark         7,000      417,667
                                                                                                 -----------
   METALS & MINING .2%
   Goldfields Ltd. .................................................     Australia      185,069      128,529
                                                                                                 -----------
   MULTI-INDUSTRY 6.4%
   Hutchison Whampoa Ltd. ..........................................     Hong Kong      210,000    2,048,576
   Wheelock and Company Ltd. .......................................     Hong Kong    2,156,675    2,805,151
                                                                                                 -----------
                                                                                                   4,853,727
                                                                                                 -----------
   REAL ESTATE 55.5%
  +American Health Properties Inc. .................................   United States     64,300    1,269,925
  +Boston Properties Inc. ..........................................   United States     65,000    2,165,313
  +Carramerica Realty Corp. ........................................   United States     65,000    1,495,000
   China Resources Beijing Land Ltd. ...............................       China      1,520,000      291,662
   China Resources Beijing Land Ltd., 144A .........................       China        480,300       92,161


8

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                          COUNTRY        SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE (CONT.)
  +Crescent Real Estate Equities Co. ...............................   United States     91,880  $ 1,906,510
  +Duke-Weeks Realty Corp. .........................................   United States    193,752    4,347,310
  +Equity Residential Properties Trust .............................   United States     75,800    3,335,200
  +General Growth Properties .......................................   United States     28,830      958,597
  +Highwoods Properties Inc. .......................................   United States    127,800    3,171,038
   Inversiones y Representacion SA .................................     Argentina      344,072      997,909
   Inversiones y Representacion SA, GDR ............................     Argentina          846       24,534
  +LTC Properties Inc. .............................................   United States    226,000    2,514,250
  +Nationwide Health Properties Inc. ...............................   United States    122,000    1,898,625
   New Asia Realty and Trust Co. Ltd., A ...........................     Hong Kong      388,000      619,589
   New World Development Co. Ltd. ..................................     Hong Kong      767,251    1,847,690
  *Northstar Capital Investment Corp., 144A ........................   United States    100,000    1,865,000
   Revenue Property Ltd. ...........................................      Canada      2,200,000    3,479,426
   Rouse Co. .......................................................   United States    160,700    3,655,925
  +Summit Properties Inc. ..........................................   United States     91,300    1,814,588
   Taylor Woodrow PLC ..............................................  United Kingdom    321,919      955,027
   Union du Credit Bail Immobilier Unibail .........................      France         26,850    3,701,003
                                                                                                 -----------
                                                                                                  42,406,282
                                                                                                 -----------
   TRANSPORTATION 4.3%
   Florida East Coast Industries Inc. ..............................   United States     44,000    1,584,000
   Peninsular & Oriental Steam Navigation Co. ......................  United Kingdom    106,941    1,722,997
                                                                                                 -----------
                                                                                                   3,306,997
                                                                                                 -----------
   TOTAL COMMON STOCKS (COST $51,202,605) ..........................                              59,651,941
                                                                                                 -----------
   PREFERRED STOCKS 1.7%
   Baumax AG, pfd. .................................................      Austria        36,907      615,929
   Cia Vale do Rio Doce, A, pfd. ...................................      Brazil         30,800      682,664
                                                                                                 -----------
   TOTAL PREFERRED STOCKS (COST $1,924,851) ........................                               1,298,593
                                                                                                 -----------

                                                                                      PRINCIPAL
                                                                                      AMOUNT**
                                                                                      ----------
   BONDS (COST $550,000) .6%
   Revenue Property Ltd., cvt., 6.00%, 3/01/04 ......................  Canada         $ 550,000      453,750
                                                                                                 -----------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $53,677,456)..                             61,404,284
                                                                                                 -----------
(a)REPURCHASE AGREEMENT (COST $7,739,000) 10.1%
   Deutsche Bank AG, 5.43%, 9/01/99 (Maturity Value $7,740,167)
   Collateralized by U.S. Treasury Notes and Bonds ..................  United States  7,739,000    7,739,000
                                                                                                 -----------
   TOTAL INVESTMENTS (COST $61,416,456) 90.5% .......................                             69,143,284
   OTHER ASSETS, LESS LIABILITIES 9.5% ..............................                              7,232,759
                                                                                                 -----------
   TOTAL NET ASSETS 100.0%                                                                       $76,376,043
                                                                                                 ===========

* Non-income producing.

** Securities denominated in U.S. dollars.

(a)See Note 1(C) regarding repurchase agreement.

+Real Estate Investment Trust (32.57% of total net assets).

                 See notes to financial statements.                            9


PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999

Assets:
 Investments in securities, at value (cost $53,677,456) .................   $ 61,404,284
 Repurchase agreement, at value and cost ................................      7,739,000
 Cash ...................................................................        851,660
 Receivables:
   Investment securities sold ...........................................      6,810,721
   Fund shares sold .....................................................         10,191
   Dividends and interest ...............................................        174,806
 Other assets ...........................................................         41,624
                                                                            ------------
    Total assets ........................................................     77,032,286
                                                                            ------------
Liabilities:
 Payables:
   Fund shares redeemed .................................................        445,720
   To affiliates ........................................................        106,040
 Accrued expenses .......................................................        104,483
                                                                            ------------
    Total liabilities ...................................................        656,243
                                                                            ------------
Net assets, at value ....................................................   $ 76,376,043
                                                                            ============
Net assets consist of:
 Undistributed net investment income ....................................   $  1,272,500
 Net unrealized appreciation ............................................      7,768,452
 Accumulated net realized loss ..........................................       (280,223)
 Beneficial shares ......................................................     67,615,314
                                                                            ------------
Net assets, at value ....................................................   $ 76,376,043
                                                                            ============
CLASS A:
 Net asset value per share ($72,690,899 / 5,194,036 shares outstanding)..   $      14.00
                                                                            ============
 Maximum offering price per share ($14.00 / 94.25%) .....................   $      14.85
                                                                            ============

CLASS C:
 Net asset value per share ($3,685,144 / 265,767 shares outstanding)*....   $      13.87
                                                                            ============
 Maximum offering price per share ($13.87 / 99.00%) .....................   $      14.01
                                                                            ============


*Redemption price per share is equal to net asset value less any applicable sales charge.

10                     See notes to financial statements.

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999

Investment Income:
 (net of foreign taxes of $84,545)
 Dividends ..............................................................     $  3,798,064
 Interest ...............................................................          332,414
                                                                              ------------
     Total investment income ............................................                       $  4,130,478
Expenses:
 Management fees (Note 3) ...............................................          701,711
 Administrative fees (Note 3) ...........................................          140,342
 Distribution fees (Note 3)
   Class A ..............................................................          220,395
   Class C ..............................................................           47,527
 Transfer agent fees (Note 3) ...........................................          255,800
 Custodian fees .........................................................           15,100
 Reports to shareholders ................................................          104,900
 Registration and filing fees ...........................................           22,800
 Professional fees ......................................................           26,500
 Trustees' fees and expenses ............................................           20,700
 Other ..................................................................            6,064
                                                                              ------------
     Total expenses .....................................................                          1,561,839
                                                                                                ------------
        Net investment income ...........................................                          2,568,639
                                                                                                ------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments ...........................................................          551,582
  Foreign currency transactions .........................................          (45,170)
                                                                               ------------
     Net realized gain ..................................................                            506,412
 Net unrealized appreciation on:
  Investments ...........................................................       10,365,386
  Translation of assets and liabilities denominated in
  foreign currencies ....................................................           41,624
                                                                              ------------
  Net unrealized appreciation ...........................................                         10,407,010
                                                                                                ------------
Net realized and unrealized gain ........................................                         10,913,422
                                                                                                ------------
Net increase in net assets resulting from operations ....................                       $ 13,482,061
                                                                                                ============


                       See notes to financial statements.                     11

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1999 AND 1998

                                                                                        1999                 1998
                                                                                   ----------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ...................................................       $   2,568,639        $   3,805,367
   Net realized gain from investments and foreign currency transactions ....             506,412            1,351,358
   Net unrealized appreciation (depreciation) on investments and translation
    of assets and liabilities denominated in foreign currencies ............          10,407,010          (32,063,545)
                                                                                   ----------------------------------
        Net increase (decrease) in net assets resulting from operations ....          13,482,061          (26,906,820)

 Distributions to shareholders from:
   Net investment income:
    Class A ................................................................          (3,762,360)          (3,003,171)
    Class C ................................................................            (166,607)            (118,402)
  Net realized gains:
    Class A ................................................................             (70,498)            (466,731)
    Class C ................................................................              (4,412)             (28,174)
  In excess of net realized gains:
    Class A ................................................................                  --             (705,284)
    Class C ................................................................                  --              (42,573)
  Beneficial share transactions (Note 2):
    Class A ................................................................         (34,095,626)         (24,576,319)
    Class C ................................................................          (3,698,718)            (154,617)
                                                                                   ----------------------------------
     Net decrease in net assets ............................................         (28,316,160)         (56,002,091)
Net assets:
 Beginning of year .........................................................         104,692,203          160,694,294
                                                                                   ==================================
 End of year ...............................................................       $  76,376,043        $ 104,692,203

Undistributed net investment income included in net assets:
 End of year ...............................................................       $   1,272,500        $   2,668,960
                                                                                   ==================================


12                     See notes to financial statements.

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Real Estate Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth, and its secondary goal is current income. Under normal market conditions, the Fund invests primarily in the equity and debt securities of companies located anywhere in the world that are engaged in or related to the real estate industry or which own significant real estate assets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.


Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. REPURCHASE AGREEMENTS:

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value to the underlying securities marked to market daily to maintain coverage of at least 100%. At August 31,1999, all outstanding repurchase agreements held by the Fund has been entered into on that date.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.


                                                                              13

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class A and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C shares, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares, and the exchange privilege of each class.

At August 31, 1999, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                        YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------
                                                               1999                             1998
                                                  ---------------------------------------------------------------
                                                     SHARES           AMOUNT            SHARES          AMOUNT
                                                  ---------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................         867,481     $ 11,760,010          989,236     $ 15,410,679
Shares issued on reinvestment of distributions         257,108        3,446,808          239,459        3,769,262
Shares redeemed ..............................      (3,633,202)     (49,302,444)      (2,822,831)     (43,756,260)
                                                  ---------------------------------------------------------------
Net decrease .................................      (2,508,613)    $(34,095,626)      (1,594,136)    $(24,576,319)
                                                  ===============================================================


                                                                        YEAR ENDED AUGUST 31,
                                                  -----------------------------------------------------------
                                                                1999                           1998
                                                  -----------------------------------------------------------
                                                       SHARES         AMOUNT           SHARES       AMOUNT
                                                  -----------------------------------------------------------
CLASS C SHARES:
Shares sold ..................................        (39,831)    $  (458,816)        202,765     $ 3,004,691
Shares issued on reinvestment of distributions         10,879         144,954          10,557         164,676
Shares redeemed ..............................       (252,723)     (3,384,856)       (217,790)     (3,323,984)
                                                  -----------------------------------------------------------
Net decrease .................................       (281,675)    $(3,698,718)         (4,468)    $  (154,617)
                                                  ===========================================================


14

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investors Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------
         0.15%    First $200 million
         0.135%   Over $200 million, up to and including $700 million
         0.10%    Over $700 million, up to and including $1.2 billion
         0.075%   Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1999, unreimbursed costs were $102,594. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $12,343 and $3,088, respectively.


4. INCOME TAXES

At August 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $61,418,192 was as follows:

        Unrealized appreciation           $12,664,770
        Unrealized depreciation            (4,939,678)
                                          -----------
        Net unrealized appreciation       $ 7,725,092
                                          ===========


At August 31, 1999 the Fund had tax basis capital losses of $280,000 available to offset future gains.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1999 aggregated $6,077,938 and $55,421,162, respectively.


                                                                              15

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements (continued)

6. FUND MERGER

The Fund's Board of Trustees' and shareholders approved a proposal to merge the Fund into Franklin Real Estate Securities Fund. Franklin Real Estate Securities Fund is affiliated with Franklin Resources, Inc., the parent company of the Fund's investment manager. The effective date of the merger was September 23, 1999.

In anticipation of the Fund merger, the Fund paid a dividend on September 28, 1999 to shareholders of record on September 20, 1999. The Class A distribution paid was $0.41 (41 cents) with $0.15 (15 cents) derived from long term capital gains. The Class C distribution paid was $0.33 (33 cents) with $0.15 (15 cents) derived from long term capital gains.


16

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Independent Auditor's Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Real Estate Fund (the "Fund") at August 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998, including financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
September 30, 1999


                                                                              17

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Tax Designation

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 6.84% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1999.


18

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Change in Independent Auditor

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund. McGladrey resigned pursuant to their agreement to sell their investment company practice to PricewaterhouseCoopers LLP (PwC). The McGladrey partners and professionals previously serving the Fund, have joined PwC and performed the August 31, 1999 audit.

None of the reports of McGladrey on the financial statements of the Fund, including those of the past two fiscal years have ever contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

During the period McGladrey served the Fund, including the two most recent fiscal years and subsequent interim period, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On August 31, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.


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